PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2020	2021
At cost:
Land	808,651	1,552,704
Buildings	9,552,953	12,178,017
Data center equipment	10,694,057	17,710,351
Leasehold improvement	7,307,207	8,230,992
Furniture and office equipment	97,039	137,691
Vehicles	4,383	4,606
	28,464,290	39,814,361
Less: Accumulated depreciation	(4,127,504)	(6,425,293)
	24,336,786	33,389,068
Construction in progress	5,259,275	7,234,435
Property and equipment, net	29,596,061	40,623,503

Schedule of depreciation of property and equipment

	Years ended December 31,
	2019	2020	2021

Cost of revenue	1,045,446	1,418,846	2,264,620
General and administrative expenses	10,448	120,604	129,128
Research and development expenses	1,277	3,680	5,703
	1,057,171	1,543,130	2,399,451